Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of trade and other payables

	2025	December 31, 2024
	US$	US$
Trade payables
- Non-related parties	540,304	305,670
	540,304	305,670

Other payables
- Amount due to shareholders	1,074,331	133,532
- Contract liabilities	785,991	1,009,110
- Amount due to directors	1,333,017	896,955
- Accruals and other payables	2,687,433	2,045,333
- Goods and services tax payable	63,187	43,177
- Withholding tax	17,133	16,173
	5,961,092	4,144,280

	6,501,396	4,449,950